Contract Assets, Net and Contract Liabilities - Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Losses (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Losses [Abstract]
Contract assets, gross	$ 197,435
Less: allowance for expected credit loss	(270)
Total	$ 197,165